Segment information	12 Months Ended
Dec. 31, 2024
Segment information
Segment information

21Segment information

For management purposes, the Group is organized into segments based on their products, services and industry and has the following three reportable segments:

●	The Materialise Medical segment, which develops and delivers medical software solutions, medical devices and other related products and services;
●	The Materialise Software segment, which develops and delivers additive manufacturing software solutions and related services;
●	The Materialise Manufacturing segment, which delivers 3D printed products and related services.

The measurement principles used by the Group in preparing this segment reporting are also the basis for segment performance assessment and are in conformity with IFRS. The Chief Executive Officer of the Group acts as the chief operating decision maker. As a performance indicator, the chief operating decision maker controls the performance by the Group’s revenue, Adjusted EBIT, and Adjusted EBITDA.

The following table summarizes the segment reporting for each of the reportable periods ending December 31. Corporate research and development, headquarters’ functions, financing and income taxes are managed on a Group basis and are not allocated to operating segments. As management’s controlling instrument is mainly revenue-based, the reporting information does not include assets and liabilities by segment and is as such not available per segment.

	Materialise	Materialise	Materialise	Total
in 000€	Medical	Software	Manufacturing	segments	Unallocated	Consolidated
For the year ended December 31, 2024
Revenues	116,358	43,899	106,508	266,765	—	266,765
Segment Adjusted EBITDA	35,562	5,562	1,660	42,784	(11,300)	31,484
Segment Adjusted EBITDA %	30.6%	12.7%	1.6%	16.0%		11.8%
For the year ended December 31, 2023
Revenues	101,376	44,442	110,310	256,127	—	256,127
Segment Adjusted EBITDA	26,544	7,450	7,537	41,530	(10,133)	31,397
Segment Adjusted EBITDA %	26.2%	16.8%	6.8%	16.2%		12.3%
For the year ended December 31, 2022
Revenues	84,846	43,688	103,489	232,023	—	232,023
Segment Adjusted EBITDA	18,822	1,514	8,229	28,565	(9,551)	19,014
Segment Adjusted EBITDA %	22.2%	3.5%	8.0%	12.3%		8.2%

The segment Adjusted EBITDA is reconciled with the consolidated net profit (loss) for the year as follows:

	For the year ended December 31,
in 000€	2024	2023	2022
Net profit (loss) for the year	13,406	6,695	(2,153)
Income taxes	733	78	975
Financial income	(7,677)	(5,019)	(6,114)
Financial expenses	2,969	3,865	4,420
Operating (loss)/ profit	9,432	5,619	(2,872)
Impairments	—	4,228	—
Other operating income (expense)	(2,350)	(3,077)	(2,693)
Corporate headquarter costs	10,254	10,464	9,504
Corporate research and development	3,681	2,785	2,600
Depreciation, amortization and impairment	21,742	21,511	22,026
Segment EBITDA adjustments	24	—	—
Segment Adjusted EBITDA	42,784	41,530	28,565

The Group has 1 individual customer that represents sales larger than 10% of the total revenue in 2024 (2023: 1; 2022: 1). The total amount of revenues from this customer for the year 2024 was K€ 50,500 (2023: K€ 39,868; 2022: K€ 31,338), and these revenues are reported within the Medical segment.

21.1 Entity-wide disclosures.

The revenue by geographical area is as follows:

	As of December 31,
in 000€	2024	2023	2022
United States of America	108,584	90,350	79,380
Americas other than USA	6,516	7,049	7,544
Belgium	6,564	8,265	7,407
Germany	34,963	33,172	30,039
France	17,355	19,053	16,237
Switzerland	19,710	20,780	16,918
United Kingdom	15,634	15,153	11,062
Italy	8,387	11,412	8,124
Netherlands	7,924	7,977	6,621
Other Europe	23,051	22,928	28,731
Asia Pacific	18,077	19,988	19,960
Total	266,765	256,127	232,023

The total revenue realized in the country of domicile (Belgium) in 2024 amounts to K€6,564 (2023: K€8,265; 2022: K€7,407).

The total non-current assets, other than financial instruments and deferred tax assets, by geographical area are as follows:

	As of December 31,
in 000€	2024	2023	2022
United States of America (USA)	13,416	12,329	12,048
Americas other than USA	2,687	3,023	3,812
Belgium	82,414	85,150	91,690
Germany	78,228	61,520	60,374
Poland	12,064	12,000	11,640
Rest of Europe	7,829	8,024	8,591
Asia-Pacific	1,668	1,578	2,012
Total	198,306	183,625	190,167

The totals of the above table include goodwill, intangible assets, property, plant & equipment, right-of-use assets and other non current assets as disclosed in the consolidated statements of financial position.